Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets
Cash and cash equivalents	$ 977.7		$ 739.2
Receivables, net	1,509.3		1,457.8
Inventories, net	611.0		623.3
Income tax receivables	27.6		25.5
Prepaid expenses	59.6		56.4
Other current assets	104.0		98.1
Total current assets	3,289.2		3,000.3
Property, plant and equipment, net	1,232.8		1,121.2
Investments and other non-current assets	341.3		279.6
Goodwill	1,610.8		1,607.0
Intangible assets, net	96.2		109.2
Total assets	6,570.3		6,117.3
Liabilities and equity
Short-term debt	69.8		302.8
Accounts payable	1,055.9		1,083.9
Accrued expenses	497.1		465.9
Income tax payable	53.9		63.8
Other current liabilities	173.1		169.5
Total current liabilities	1,849.8		2,085.9
Long-term debt	562.9		363.5
Pension liability	255.4		193.1
Other non-current liabilities	126.1		125.8
Total non-current liabilities	944.4		682.4
Commitments and contingencies
Common stock	102.8	[1]	102.8	[1]
Additional paid-in capital	1,329.3		1,472.8
Retained earnings	2,672.5		2,374.6
Accumulated other comprehensive loss	(40.5)	[2]	(42.3)	[2]
Treasury stock (7.3 and 13.5 shares)	(305.5)		(574.5)
Total parent shareholders' equity	3,758.6		3,333.4
Non-controlling interests	17.5		15.6
Total equity	3,776.1	[3]	3,349.0	[3]
Total liabilities and equity	$ 6,570.3		$ 6,117.3

[1]	Number of shares: 350 million authorized, 102.8 million issued for both years, and 95.5 and 89.3 million outstanding, net of treasury shares, for 2012 and 2011, respectively.
[2]	The components of Other Comprehensive (Loss) Income are net of any related income tax effects.
[3]	See Note 13 for further details - includes tax effects where applicable. 2)